Net result on derecognition of financial assets measured at amortised cost - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [table]
Net result on derecognition of financial assets measured at amortised cost	€ 0	€ 189	€ 38
Financial assets at amortised cost [member] | Debt securities [member]
Disclosure of financial assets [table]
Net result on derecognition of financial assets measured at amortised cost		€ 186